Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS
Cash and cash equivalents	R$ 9,944,586	R$ 1,088,955
Financial investments	3,783,362	2,633,173
Trade receivables	2,867,352	2,047,931
Inventories	4,817,586	5,282,750
Recoverable taxes	1,605,494	1,282,415
Other current assets	367,814	390,581
Total current assets	23,386,194	12,725,805
Long-term assets
Financial investments	123,409	95,719
Deferred income taxes	3,874,946	2,473,304
Inventories	347,304	144,499
Recoverable taxes	938,452	2,119,940
Other non-current assets	3,603,047	2,793,115
Total	8,887,158	7,626,577
Investments in associates and joint controlled entities	3,695,780	3,584,169
Property, plant and equipment	19,716,223	19,700,944
Intangible assets	7,316,794	7,231,781
Total non-current assets	39,615,955	38,143,471
TOTAL ASSETS	63,002,149	50,869,276
CURRENT LIABILITIES
Borrowings and financing	4,126,453	5,125,843
Payroll and related taxes	282,630	317,510
Trade payables	4,819,539	3,012,654
Taxes payable	2,058,362	541,027
Provisions for tax, social security, labor and civil risks	81,073	96,479
Advances from customers	1,100,772	787,604
Proposed dividends and interests on net equity	946,133	13,252
Other payables	1,310,734	1,725,588
Total current liabilities	14,725,696	11,619,957
NONCURRENT LIABILITIES
Borrowings and financing	31,144,200	22,841,193
Other payables	3,145,336	2,493,702
Deferred income taxes	618,836	589,539
Provisions for tax, social security, labor and civil risks	554,315	526,768
Pension and healthcare plan	758,426	912,184
Provision for environmental liabilities and asset retirement obligations	803,835	524,001
Total non current liabilities	37,024,948	27,887,387
Shareholders' equity
Paid-in capital	6,040,000	4,540,000
Capital reserves	32,720	32,720
Legal reserves	468,291	278,576
Earnings reserves	5,414,323	4,210,888
Treasury shares	(58,264)	(58,264)
Other comprehensive income	(1,983,619)	1,170,624
Total equity attributable to owners of the Company	9,913,451	10,174,544
Non-controlling interests	1,338,054	1,187,388
Total Shareholders' equity	11,251,505	11,361,932
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	R$ 63,002,149	R$ 50,869,276